UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Aquila Three Peaks High Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT
JUNE 30, 2006

                               AQUILA THREE PEAKS
                                HIGH INCOME FUND

                  [LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
            SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                                 A FUND DESIGNED
                                  FOR INVESTORS
                                     SEEKING
                               HIGH CURRENT INCOME

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                       AQUILA THREE PEAKS HIGH INCOME FUND

                                                                    August, 2006

Dear Investor:

      We are pleased to provide you with this inaugural, albeit abbreviated, Semi-Annual Report for Aquila Three Peaks High Income Fund for the period of June 1, 2006 (commencement of operations) through June 30, 2006.

      The Fund was created to allow you and other investors to participate, through an investment of nearly any size, in a diversified portfolio of high-yield, income-producing corporate bonds.

      Aquila Investment Management LLC is extremely pleased to have partnered in this endeavor with Three Peaks Capital Management, LLC, the Fund's Investment Sub-Adviser. Sandy Rufenacht, an 18-year industry veteran, is Three Peaks Capital Management's Founder, Chief Executive Officer and Chief Investment Officer and heads up the Fund's portfolio management team.

OUR INVESTMENT APPROACH

      When selecting bonds for the portfolio, the Fund's focus is on companies that are deemed to be moderate-risk issuers, which may represent 30% to 75% of the portfolio. To balance out the moderate-risk core, 20% to 50% of the portfolio may be invested in more conservative holdings offering steady coupon income.

      A critical aspect of our investing process is intensive research through which we develop a thorough knowledge of high-yield corporate bond issuers. We

      o     review  financial  reports,  corporate  developments,   and  trading
            activity;

      o conduct hundreds of annual face-to-face visits with corporate management to gain insight into trends affecting their financial development and factors guiding their capital allocation decisions;

      o     talk to retailers, distributors, competitors, and consumers;

      o     visit corporate properties; and

      o     attend industry trade events.

      The data we gather is crucial to our analysis and is used in detailed financial models, a range of best-to-worst case scenarios and probability analysis.

      The companies we look for are leaders in industries that have historically been able to support leverage, and are run by fiscally responsible management teams who use leverage prudently. When

                      NOT A PART OF THE SEMI-ANNUAL REPORT
we select bonds, we favor those we believe to be issued by asset-rich companies in relatively stable sectors, with predictable revenue growth, positive free cash flow, and a debt amortization schedule that, over time, will enhance the balance sheet.

      Once we own a bond, our research continues. Results either confirm the opportunity, or reveal a reason to sell. Our focus is continually on minimizing credit risk, and we utilize an array of risk control measures. We continually monitor cycles and trends in the market and the economy, the yield differential, or spread, between various fixed-income instruments, default rates on corporate bonds and returns in the high-yield bond market, as we search for opportunities to generate portfolio returns and minimize volatility.

WORKING ON YOUR BEHALF

      You can be assured that we will seek to ensure that every effort will continue to be expended on behalf of all shareholders in striving to uncover and invest in bonds which we believe will contribute to our high-yield income goal.

                                   Sincerely,


/s/ Sandy Rufenacht                              /s/ Diana P. Herrmann

Sandy Rufenacht                                  Diana P. Herrmann
Portfolio Manager                                President and Chair

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (24.5%)                                                        VALUE
-----------   -----------------------------------------------------------                ------------
              AEROSPACE/DEFENSE - EQUIPMENT (0.2%)
              Orbital Sciences Corp.
$    10,000   9.000%, 07/15/11 ..........................................                $     10,450
                                                                                         ------------

              AGRICULTURAL CHEMICALS (1.3%)
              Freeport-McMoRan Resource Partners LP
     60,000   7.000%, 02/15/08 ..........................................                      60,150
                                                                                         ------------

              BUILDING PRODUCTS - CEMENT/AGGREGATE (0.4%)
              US Concrete, Inc.
     20,000   8.375%, 04/01/14, (144A) ..................................                      19,652
                                                                                         ------------

              BUILDING - RESIDENTIAL/COMMERCIAL (0.2%)
              D.R. Horton, Inc.
     10,000   8.000%, 02/01/09 ..........................................                      10,400
                                                                                         ------------

              CABLE TELEVISION (3.3%)
              CSC Holdings, Inc.
     60,000   7.250%, 07/15/08 ..........................................                      60,075
              DIRECTV TV Holdings LLC and DIRECTV
                 Financing Company, Inc.
     20,000   8.375%, 03/15/13 ..........................................                      20,950
              Echostar DBS Corp.
     70,000   5.750%, 10/01/08 ..........................................                      68,425
                                                                                         ------------
                                                                                              149,450
                                                                                         ------------

              CASINO HOTELS (1.9%)
              MGM Mirage, Inc.
     70,000   6.000%, 10/01/09 ..........................................                      68,075
              Park Place Entertainment Corp.
     20,000   9.375%, 02/15/07 ..........................................                      20,350
                                                                                         ------------
                                                                                               88,425
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                    VALUE
-----------   -----------------------------------------------------------                ------------
              CASINO SERVICES (0.7%)
              Herbst Gaming
$    10,000   8.125%, 06/01/12, (144A) ..................................                $     10,075
              Virgin River Casino Corp., RBG, LLC, and BEB, Inc.
     20,000   9.000%, 01/15/12, (Floating Rate Note) ....................                      20,000
                                                                                         ------------
                                                                                               30,075
                                                                                         ------------

              CELLULAR TELECOMMUNICATIONS (0.2%)
              Rogers Cable, Inc.
     10,000   8.454%, 12/15/10, (Floating Rate Note) ....................                      10,288
                                                                                         ------------

              CHEMICALS - DIVERSIFIED (0.5%)
              Lyondell Chemical Co.
     20,000   10.500%, 06/01/13 .........................................                      22,000
                                                                                         ------------

              COAL (0.2%)
              International Coal
     10,000   10.250%, 07/15/14, (144A) .................................                       9,987
                                                                                         ------------

              COMMERICAL SERVICE - FINANCE (0.3%)
              Ipayment, Inc.
     15,000   9.750%, 05/15/14, (144A) ..................................                      14,925
                                                                                         ------------

              CONTAINERS - METAL/GLASS (1.3%)
              Ball Corp.
     30,000   6.875%, 12/15/12 ..........................................                      29,400
              BWAY Corp.
     10,000   10.000%, 10/15/10 .........................................                      10,500
              Owens-Brockway Glass Container, Inc.
     20,000   8.875%, 02/15/09 ..........................................                      20,600
                                                                                         ------------
                                                                                               60,500
                                                                                         ------------

              DIRECT MARKETING (0.3%)
              Affinity Group, Inc.
     15,000   9.000%, 02/15/12 ..........................................                      14,925
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                    VALUE
-----------   -----------------------------------------------------------                ------------
              DIVERSIFIED MANUFACTURING OPERATIONS (0.4%)
              Jacuzzi Brands, Inc.
$    15,000   9.625%, 07/01/10 ..........................................                $     15,844
                                                                                         ------------

              DIVERSIFIED OPERATIONS (0.2%)
              The Kansas City Southern Railway Co.
     10,000   7.500%, 06/15/09 ..........................................                      10,000
                                                                                         ------------

              ELECTRIC - INTEGRATED (1.8%)
              Mission Energy Holding
     75,000   13.500%, 07/15/08, (144A) .................................                      83,625
                                                                                         ------------

              ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.2%)
              Avago Technologies Finance
     10,000   10.125%, 12/01/13, (144A) .................................                      10,525
                                                                                         ------------

              FINANCE - AUTO LOANS (0.3%)
              General Motors Acceptance Corp.
     15,000   6.875%, 08/28/12 ..........................................                      14,133
                                                                                         ------------

              FOOD - RETAIL (0.5%)
              Ingles Markets, Inc.
     20,000   8.875%, 12/01/11 ..........................................                      20,925
                                                                                         ------------

              FUNERAL SERVICES & RELATED ITEMS (0.4%)
              Carriage Services, Inc.
     10,000   7.875%, 01/15/15 ..........................................                       9,750
              Service Corp. International
     10,000   7.700%, 04/15/09 ..........................................                      10,050
                                                                                         ------------
                                                                                               19,800
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                    VALUE
-----------   -----------------------------------------------------------                ------------
              GAMBLING - NON-HOTEL (1.4%)
              Isle of Capri Casinos, Inc.
$    10,000   9.000%, 03/15/12 ..........................................                $     10,437
              Jacobs Entertainment
     10,000   9.750%, 06/15/14, (144A) ..................................                      10,050
              Mohegan Tribal Gaming Authority
     40,000   6.375%, 07/15/09 ..........................................                      38,950
              Pokagon Gaming Authority
      5,000   10.375%, 06/15/14, (144A) .................................                       5,169
                                                                                         ------------
                                                                                               64,606
                                                                                         ------------

              MACHINERY - FARM (0.4%)
              Case New Holland, Inc.
     20,000   6.000%, 06/01/09 ..........................................                      19,450
                                                                                         ------------

              MEDICAL - HOSPITALS (0.7%)
              Community Health Systems
     10,000   6.500%, 12/15/12 ..........................................                       9,487
              HCA, Inc.
     25,000   5.500%, 12/01/09 ..........................................                      24,091
                                                                                         ------------
                                                                                               33,578
                                                                                         ------------

              OFFICE AUTOMATION & EQUIPMENT (0.1%)
              Xerox Capital Trust I
      5,000   8.000%, 02/01/27 ..........................................                       5,019
                                                                                         ------------

              OIL COMPANY - EXPLORATION & PRODUCTION (0.7%)
              Forest Oil Corp.
     10,000   8.000%, 06/15/08 ..........................................                      10,212
              Hilcorp Energy
     20,000   10.500%, 09/01/10, (144A) .................................                      21,550
                                                                                         ------------
                                                                                               31,762
                                                                                         ------------

              PHYSICAL THERAPY/REHABILITATION CENTERS (0.3%)
              HealthSouth Corp.
     15,000   10.750%, 06/15/16, (144A) .................................                      14,700
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                    VALUE
-----------   -----------------------------------------------------------                ------------
              PHYSICIAN PRACTICE MANAGEMENT (0.2%)
              US Oncology, Inc.
$    10,000   9.000%, 08/15/12 ..........................................                $     10,400
                                                                                         ------------

              PIPELINES (1.3%)
              El Paso Corp.
     60,000   6.950%, 12/15/07 ..........................................                      60,150
                                                                                         ------------

              PRIVATE CORRECTIONS (0.2%)
              Corrections Corporation of America
     10,000   7.500%, 05/01/11 ..........................................                      10,075
                                                                                         ------------

              REAL ESTATE INVESTMENT TRUST - HOTELS (0.2%)
              FelCor Lodging Limited Partnership
     10,000   9.570%, 06/01/11 ..........................................                      10,300
                                                                                         ------------

              RECREATIONAL CENTERS (0.5%)
              AMF Bowling Worldwide
     20,000   10.000%, 03/01/10, (144A) .................................                      20,450
                                                                                         ------------

              RENTAL AUTO/EQUIPMENT (0.7%)
              NationsRent Company, Inc.
     30,000   9.500%, 10/15/10, (144A) ..................................                      31,950
                                                                                         ------------

              RETAIL - DRUG STORE (0.5%)
              Rite Aid Corp.
     20,000   7.125%, 01/15/07 ..........................................                      19,950
                                                                                         ------------

              RETAIL - RESTAURANTS (0.2%)
              Denny's Holdings, Inc.
     10,000   10.000%, 10/01/12 .........................................                       9,950
                                                                                         ------------

              SATELLITE TELECOM (0.1%)
              Panamsat Corp.
      5,000   9.000%, 06/15/16, (144A) ..................................                       5,075
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                    VALUE
-----------   -----------------------------------------------------------                ------------
              SPECIAL PURPOSE ENTITY (0.6%)
              Universal City Development Partners, LTD and
                 UCPP Finance, Inc.
$    25,000   11.750%, 04/01/10 .........................................                $     27,219
                                                                                         ------------

              STEEL - PRODUCERS (0.2%)
              Ryerson Tull, Inc.
     10,000   8.250%, 12/15/11 ..........................................                       9,875
                                                                                         ------------

              TELECOMMUNICATIONS - SERVICES (1.0%)
              US West Communications, Inc.
     45,000   5.625%, 11/15/06 ..........................................                      43,875
                                                                                         ------------

              TELEPHONE - INTEGRATED (0.6%)
              Cincinnati Bell, Inc.
     20,000   7.250%, 07/15/13 ..........................................                      19,700
              US LEC (Local Exchange Carrier) Corp.
      5,000   13.620%, 10/01/09 .........................................                       5,313
                                                                                         ------------
                                                                                               25,013
                                                                                         ------------

              Total Corporate Bonds (cost $1,134,640) ...................                   1,129,476
                                                                                         ------------

              U.S. GOVERNMENT OBLIGATION (9.7%)
              United States Treasury Bond
    450,000   4.875%, 05/31/08 ..........................................                     447,486
                                                                                         ------------

              Total U.S. Government Obligation (cost $448,133) ..........                     447,486
                                                                                         ------------

              Total Investments (cost $1,582,773*) ......................     34.2%         1,576,962
              Other assets less liabilities .............................     65.8          3,035,453
                                                                            ------       ------------
              Net Assets ................................................    100.0%      $  4,612,415
                                                                            ======       ============

      *     See note 4.

                See accompanying notes to financial statements.

PORTFOLIO DISTRIBUTION (UNAUDITED)                       PERCENTAGE OF PORTFOLIO
----------------------------------                       -----------------------
Aerospace/Defense-Equipment                                        0.7%
Agricultural Chemicals                                             3.8
Building Products-Cement/Aggregate                                 1.2
Building-Residential/Commercial                                    0.7
Cable Television                                                   9.5
Casino Hotels                                                      5.6
Casino Services                                                    1.9
Cellular Telecommunications                                        0.7
Chemicals - Diversified                                            1.4
Coal                                                               0.6
Commercial Service - Finance                                       1.0
Containers-Metal/Glass                                             3.8
Direct Marketing                                                   1.0
Diversified Manufacturing Operations                               1.0
Diversified Operations                                             0.6
Electric-Integrated                                                5.3
Electronic Components-Semiconductors                               0.7
Finance - Auto Loans                                               0.9
Food-Retail                                                        1.3
Funeral Service & Related Items                                    1.3
Gambling (Non-Hotel)                                               4.1
Machinery-Farm                                                     1.2
Medical - Hospitals                                                2.1
Office Automation & Equipment                                      0.3
Oil Company - Exploration & Production                             2.0
Physical Therapy/Rehabilitation Centers                            0.9
Physician Practice Management                                      0.7
Pipelines                                                          3.8
Private Corrections                                                0.6
Real Estate Investment Trust - Hotels                              1.3
Recreational Centers                                               0.7
Rental Auto/Equipment                                              2.0
Retail-Drug Store                                                  1.3
Retail-Restaurants                                                 0.6
Satellite Telecom                                                  0.3
Special Purpose Entity                                             1.7
Steel-Producers                                                    0.6
Telecommunications - Services                                      2.8
Telephone - Integrated                                             1.6
U.S. Government Obligation                                        28.4
                                                                ------
                                                                 100.0%
                                                                ======

                See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS
   Investments at value (cost $1,582,773) .............................................    $ 1,576,962
   Cash ...............................................................................        565,433
   Receivable for Fund shares sold ....................................................      2,498,581
   Prepaid expenses ...................................................................        112,684
   Interest receivable ................................................................         25,911
   Receivable for investment securities sold ..........................................         19,030
   Other assets .......................................................................          5,524
                                                                                           -----------
   Total assets .......................................................................      4,804,125
                                                                                           -----------
LIABILITIES
   Payable for investment securities purchased ........................................         76,627
   Dividends payable ..................................................................            659
   Distribution and service fees payable ..............................................            246
   Accrued expenses and other liabilities .............................................        114,178
                                                                                           -----------
   Total liabilities ..................................................................        191,710
                                                                                           -----------
NET ASSETS ............................................................................    $ 4,612,415
                                                                                           ===========
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     4,628
   Additional paid-in capital .........................................................      4,613,405
   Net unrealized depreciation on investments (note 4) ................................         (5,811)
   Undistributed net investment income ................................................              7
Accumulated net realized gain on investments ..........................................            186
                                                                                           -----------
                                                                                           $ 4,612,415
                                                                                           ===========
CLASS A
   Net Assets .........................................................................    $ 2,120,233
                                                                                           ===========
   Capital shares outstanding .........................................................        212,725
                                                                                           ===========
   Net asset value and redemption price per share .....................................    $      9.97
                                                                                           ===========
   Offering price per share (100/96 of $9.97 adjusted to nearest cent) ................    $     10.39
                                                                                           ===========
CLASS C
   Net Assets .........................................................................    $    51,191
                                                                                           ===========
   Capital shares outstanding .........................................................          5,136
                                                                                           ===========
   Net asset value and offering price per share .......................................    $      9.97
                                                                                           ===========
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      9.97*
                                                                                           ===========
CLASS I
   Net Assets .........................................................................    $ 2,433,115
                                                                                           ===========
   Capital shares outstanding .........................................................        244,182
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $      9.96
                                                                                           ===========
CLASS Y
   Net Assets .........................................................................    $     7,876
                                                                                           ===========
   Capital shares outstanding .........................................................            790
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $      9.97
                                                                                           ===========

                See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                             STATEMENT OF OPERATIONS
            FOR THE PERIOD JUNE 1, 2006 (COMMENCEMENT OF OPERATIONS)
                        THROUGH JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ......................................                       $   2,342

EXPENSES:

     Management fees (note 3) .............................       $     788
     Distribution and service fees (note 3) ...............             246
     Legal fees (note 3) ..................................          60,437
     Trustees' fees and expenses ..........................           8,167
     Fund accounting fees .................................           2,486
     Custodian fees .......................................           1,960
     Registration fees and dues ...........................           1,936
     Shareholders' reports ................................           1,304
     Auditing and tax fees ................................           1,078
     Transfer and shareholder servicing agent fees ........             917
     Chief compliance officer (note 3) ....................             440
     Miscellaneous ........................................           1,560
                                                                  ---------
     Total expenses .......................................          81,319

     Management fee waived (note 3) .......................            (788)
     Reimbursement of expenses by Manager (note 3) ........         (74,873)
     Expenses paid indirectly (note 7) ....................          (4,442)
                                                                  ---------
     Net expenses .........................................                           1,216
                                                                                  ---------
     Net investment income ................................                           1,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions              186
     Change in unrealized depreciation on investments .....          (5,811)
                                                                  ---------
     Net realized and unrealized gain (loss) on investments                          (5,625)
                                                                                  ---------
     Net change in net assets resulting from operations ...                       $  (4,499)
                                                                                  =========

                See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE PERIOD JUNE 1, 2006 (COMMENCEMENT OF OPERATIONS)
                        THROUGH JUNE 30, 2006 (UNAUDITED)

OPERATIONS:
   Net investment income ....................................       $     1,126
   Net realized gain (loss) from securities transactions ....               186
   Change in unrealized depreciation on investments .........            (5,811)
                                                                    -----------
   Change in net assets resulting from operations ...........            (4,499)
                                                                    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Class A Shares(1):
   Net investment income ....................................            (1,112)
   Net realized gain on investments .........................                --

   Class C Shares(2):
   Net investment income ....................................                (2)
   Net realized gain on investments .........................                --

   Class I Shares(3):
   Net investment income ....................................                --
   Net realized gain on investments .........................                --

   Class Y Shares(1):
   Net investment income ....................................                (5)
   Net realized gain on investments .........................                --
                                                                    -----------
      Change in net assets from distributions ...............            (1,119)
                                                                    -----------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ................................         4,616,615
   Reinvested dividends and distributions ...................               417
   Cost of shares redeemed ..................................                --
                                                                    -----------
      Change in net assets from capital share transactions ..         4,617,032
                                                                    -----------
      Change in net assets ..................................         4,611,414

NET ASSETS:
   Beginning of period ......................................             1,001
                                                                    -----------
   End of period* ...........................................       $ 4,612,415
                                                                    ===========

      *Includes undistributed net investment income of $7.

(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.

                See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      Aquila Three Peaks High Income Fund (the "Fund") is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y shares. Class A shares are sold with a front-payment sales charge and bear a distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. Class I shares are offered and sold only through financial intermediaries and are not offered directly to retail investors. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

      The Fund was originally organized in 1982 as a money market fund under the name Prime Cash Fund and operated from that date until 1996 when it ceased operating as such type of fund. In 2006, the Fund changed its investment objective to a high current income bond fund and adopted its present name. Accordingly, financial statements for the periods prior to June 1, 2006 are not included in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: The Fund intends to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund's average net assets.

      Three Peaks Capital Management, LLC (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

      For the period June 1, 2006 (commencement of operations) to June 30, 2006, the Fund incurred Management fees of $788, of which all were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $74,873. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period June 1, 2006 through December 31, 2006 so that total annualized Fund expenses will not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.09% for Class I Shares or 0.80% for Class Y Shares. For a period of three years subsequent to December 31, 2006, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the period June 1, 2006 (commencement of operations) through June 30, 2006, service fees on Class A Shares amounted to $240, of which the Distributor retained $240.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the period June 1, 2006 (commencement of operations) through June 30, 2006, amounted to $5. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the period June 1, 2006 (commencement of operations) through June 30, 2006, amounted to $1. The total of these payments made with respect to Class C Shares amounted to $6, of which the Distributor retained $6.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.15%) set forth from time to time by the Board of Trustees of not more than 0.25% fo the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.10%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period ended June 30, 2006, there were no payments made from Class I assets.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. For the period June 1, 2006 (commencement of operations) through June 30, 2006, total commissions on sales of Class A Shares amounted to $6,657 of which the Distributor received $41.

c) OTHER RELATED PARTY TRANSACTIONS

      For the period June 1, 2006 (commencement of operations) through June 30, 2006 the Fund incurred $53,076 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that Firm.

4. PURCHASES AND SALES OF SECURITIES

      During the period June 1, 2006 (commencement of operations) through June 30, 2006, purchases of securities and proceeds from the sales of securities aggregated $1,153,527 and $19,030, respectively. During the period June 1, 2006 (commencement of operations) through June 30, 2006, purchases of long-term U.S. Government obligations and proceeds from the sales of long-term U.S. Government obligations aggregated $448,102 and $0, respectively.

      At June 30, 2006, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $616, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $6,427 for a net unrealized depreciation of $5,811. The tax cost of the Fund's securities at June 30, 2006 equaled $1,582,773.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                                            Period Ended
                                                           June 30, 2006
                                                            (unaudited)
                                                   -----------------------------
                                                     Shares             Amount
                                                     ------             ------
CLASS A SHARES(1):
   Proceeds from shares sold .............            212,683         $2,125,475
   Reinvested dividends ..................                 42                417
   Cost of shares redeemed ...............                 --                 --
                                                   ----------         ----------
      Net change .........................            212,725          2,125,892
                                                   ----------         ----------
CLASS C SHARES(2):
   Proceeds from shares sold .............              5,136             51,188
   Reinvested dividends ..................                 --                 --
   Cost of shares redeemed ...............                 --                 --
                                                   ----------         ----------
      Net change .........................              5,136             51,188
                                                   ----------         ----------
CLASS I SHARES(3):
   Proceeds from shares sold .............            244,182          2,432,052
   Reinvested dividends ..................                 --                 --
   Cost of shares redeemed ...............                 --                 --
                                                   ----------         ----------
      Net change .........................            244,182          2,432,052
                                                   ----------         ----------
CLASS Y SHARES(1):
   Proceeds from shares sold .............                790              7,900
   Reinvested dividends ..................                 --                 --
   Cost of shares redeemed ...............                 --                 --
                                                   ----------         ----------
      Net change .........................                790              7,900
                                                   ----------         ----------
Total transactions in Fund
   shares ................................            462,833         $4,617,032
                                                   ==========         ==========

(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.

6. PORTFOLIO ORIENTATION

      The Fund may invest in high-yield/high-risk bonds, also known as "junk bonds." High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

                                                        Class A(1)        Class C(2)     Class I(3)      Class Y(1)
                                                        ----------        ----------     ----------      ----------
Net asset value, beginning of period ...............    $    10.00        $    10.00     $     9.96      $    10.00
                                                        ----------        ----------     ----------      ----------
Income (loss) from investment operations:
   Net investment income + .........................         0.005             0.002             --           0.005
   Net gain (loss) on securities (both realized
      and unrealized) ..............................        (0.030)           (0.030)            --          (0.030)
                                                        ----------        ----------     ----------      ----------
   Total from investment operations ................        (0.025)           (0.028)            --          (0.025)
                                                        ----------        ----------     ----------      ----------
Less distributions:
   Dividends from net investment income ............        (0.005)           (0.002)            --          (0.005)
   Distributions from capital gains ................            --                --             --              --
                                                        ----------        ----------     ----------      ----------
   Total distributions .............................        (0.005)           (0.002)            --          (0.005)
                                                        ----------        ----------     ----------      ----------
Net asset value, end of period .....................    $     9.97        $     9.97     $     9.96      $     9.97
                                                        ==========        ==========     ==========      ==========
Total return (not reflecting sales charge) .........         (0.25%)**         (0.28%)**       0.00%**        (0.25%)**

Ratios/supplemental data
   Net assets, end of period (in thousands) ........    $    2,120        $       51     $    2,433      $        8
   Ratio of expenses to average net assets .........          0.28%*            0.26%*         0.00%*          0.27%*
   Ratio of net investment loss to average
      net assets ...................................         (0.16%)*          (0.17%)*        0.00%*         (0.16%)*
   Portfolio turnover rate .........................          1.28%**           1.28%**        1.28%**         1.28%**

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ............          3.82%*            3.14%*         0.00%*          3.88%*
Ratio of net investment loss to average net assets .         (3.70%)*          (3.05%)*        0.00%*         (3.77%)*

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were
(note 3):

   Ratio of expenses to average net assets .........          0.06%*            0.08%*         0.00%*          0.05%*

----------
(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
* Ratios have not been annualized due to the relatively short time period that the Fund has been in existence.
**    Not annualized.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENTS

In considering the initial approval of the Advisory and Administration Agreement and the Sub-Advisory Agreement, the Board evaluated the following factors.

NATURE AND EXTENT OF SERVICES. The Board considered the nature and extent of the services to be provided by the Manager and Sub-Adviser under their respective agreements. The Manager will provide the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; and oversight of third party service providers. The Sub-Adviser will provide investment advisory services with respect to the Fund's investments, including the services of the Sub-Adviser's portfolio managers and research analysts, and securities trading services.

QUALITY OF SERVICES. The Board considered the quality of the services to be provided, including the quality of the Manager's and Sub-Adviser's resources that will be available to the Fund. As to the Manager, the Trustees evaluated the Manager's administrative, accounting and compliance services based on familiarity, gained through their experiences as trustees of other funds advised by the Manager, with the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members had received and reviewed information regarding the quality of services provided by the Manager at other times during the year, in connection with the renewal of advisory agreements with other funds. As to the Sub-Adviser and the quality of the portfolio management services to be provided, the Board considered the extensive experience of Mr. Sandy Rufenacht and the members of the Sub-Adviser's team, noting that the Sub-Adviser's personnel had over forty-five years of aggregate experience with respect to the types of securities to be held by the Fund. The Board also received a detailed presentation by Mr. Rufenacht covering the Sub-Adviser's research and investment process, and considered the historical performance of other accounts and portfolios he had managed.

MANAGEMENT FEES AND EXPENSES. The Board considered the fees to be paid by the Fund to the Manager and by the Manager to the Sub-Adviser. The Board also considered the other expenses that will be borne by the Fund and the comparability of the fees and the services to be received to the fees and services of other types of entities advised by the Manager and Sub-Adviser. In addition, the Board considered the potential direct and indirect benefits the Manager and the Sub-Adviser may receive as a result of their relationships with the Fund. The Board reviewed the extent to which economies of scale may be realized as the Fund grows and the anticipated effect of the Manager's and the Sub-Adviser's voluntary expense limitations.

CONCLUSIONS. These factors were also considered by the Independent Trustees meeting separately from the full Board. The Board judged the terms and conditions of the Advisory and Administration Agreement and the Sub-Advisory Agreement, including the management fees, in light of all of the surrounding circumstances. Based on its review of the information it received and its evaluations described above, the Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager and Sub-Adviser could reasonably be expected to benefit the Fund and would be in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be paid to the Manager and the Sub-Adviser are appropriate in relation to the services to be provided. Accordingly, the Board approved the adoption of the Advisory and Administration Agreement and the Sub-Advisory Agreement.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you will routinely receive the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fundi-s portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SECi-s Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the month ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  THREE PEAKS CAPITAL MANAGEMENT, LLC
  5619 DTC Parkway, Suite 1000
  Greenwood Village, Colorado  80111

BOARD OF TRUSTEES

  Diana P. Herrmann, Chair
  John M. Burlingame
  Theodore T. Mason
  Glenn P. Oi-Flaherty
  John J. Partridge

OFFICERS

  Diana P. Herrmann, President
  Charles E. Childs, III, Executive Vice President
  Jerry G. McGrew, Senior Vice President
  Marie E. Aro, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtuckett, RI 02860

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2. CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

		Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006

By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7 , 2006





AQUILA THREE PEAKS HIGH INCOME FUND

EXHIBIT INDEX



(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.